Balance Sheet Details - Schedule of Other Noncurrent Assets (Details) - USD ($) $ in Thousands		Aug. 25, 2017	Aug. 26, 2016
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid ICMS taxes in Brazil	[1]	$ 12,253	$ 10,219
Restricted cash		7,027	6,792
Revolver debt fees		2,334
Deferred tax assets		2,098	290
Tax receivable		1,223
Prepayment for VAT and other transaction taxes		278	980
Other		1,515	1,656
Total other noncurrent assets		$ 26,728	$ 19,937

[1]	See Note 1(i)